PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment
Property and equipment, gross	$ 26,733,000	$ 24,326,000
Less accumulated depreciation	(18,894,000)	(16,864,000)
Property and equipment, net	7,839,045	7,461,792
Tooling and equipment
Property, Plant and Equipment
Property and equipment, gross	13,465,000	12,351,000
Furniture and other equipment
Property, Plant and Equipment
Property and equipment, gross	$ 7,379,000	6,111,000
Useful life (in years)	5 years
Computer software
Property, Plant and Equipment
Property and equipment, gross	$ 2,378,000	2,291,000
Useful life (in years)	5 years
Leasehold improvements
Property, Plant and Equipment
Property and equipment, gross	$ 3,314,000	3,142,000
Equipment under capital lease
Property, Plant and Equipment
Property and equipment, gross	$ 197,000	$ 431,000
Useful life (in years)	5 years
Minimum
Property, Plant and Equipment
Useful life (in years)	3 years
Minimum | Tooling and equipment
Property, Plant and Equipment
Useful life (in years)	7 years
Minimum | Leasehold improvements
Property, Plant and Equipment
Useful life (in years)	3 years
Maximum
Property, Plant and Equipment
Useful life (in years)	15 years
Maximum | Tooling and equipment
Property, Plant and Equipment
Useful life (in years)	15 years
Maximum | Leasehold improvements
Property, Plant and Equipment
Useful life (in years)	6 years